Shareholder Report, Average Annual Return (Details) DFB5_DFA LTIP Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA LTIP Portfolio – Institutional
Average Annual Return, Percent	(1.93%)	(8.29%)	0.23%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
FTSE US Inflation-Linked Securities Index 20+ Years [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE US Inflation-Linked Securities Index 20+ Years
Average Annual Return, Percent	0.02%	(6.03%)	1.34%